Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt
Schedule of long-term debt

As of December 31, 2020, and 2019, long-term debt consisted of the following:

	As of December 31,
(in thousands)	2020	2019
Term Loan G	$2,341,000	$2,710,000
7.125% Notes	—	1,560,000
5.750% Notes	1,300,000	—
Senior PIK Notes	—	1,178,727
Senior Convertible PIK Notes	1,300,000	—
Finance lease obligations, non-current	92	101
Long-term debt	4,941,092	5,448,828
Discount – Term Loan G	(3,831)	(6,195)
Premium – 7.125% Notes	—	10,327
Discount – Senior PIK Notes	—	(7,436)
Discount – Senior Convertible PIK Notes	(329,494)	—
Debt issuance costs, net:
Term Loan G	(9,666)	(18,332)
7.125% Notes	—	(21,539)
5.750% Notes	(19,613)	—
Senior PIK Notes	—	(8,531)
Long-term debt, net	$4,578,488	$5,397,122

Schedule of estimated future principal payments due

As of December 31, 2020, the estimated future principal payments due were as follows:

	Payments Due by Period
		Less than			More than
(in thousands)	Total	1 year	1 – 3 years	3 – 5 years	5 years
Term Loan G	$2,341,000	$—	$2,341,000	$—	$—
5.750% Notes	$1,300,000	$—	$—	$—	$1,300,000
Senior Convertible PIK Notes	$1,300,000	$—	$—	$—	$1,300,000
Finance lease obligations, non-current	$199	$107	$92	$—	$—
Total contractual obligations	$4,941,199	$107	$2,341,092	$—	$2,600,000

Schedule of cost and accumulated amortization of debt issuances costs

The following table is a summary of the cost and accumulated amortization of debt issuances costs as of December 31, 2020 and 2019:

		As of December 31,
		2020		2019
	Amortization		Accumulated		Accumulated
(in thousands)	Period	Cost	Amortization	Cost	Amortization
Term Loan G	84 months	$32,324	$(22,658)	$34,654	$(16,322)
7.125% Notes	96 months	—	—	34,089	(12,550)
5.750% Notes	96 months	19,939	(326)	—	—
Senior PIK Note	60 months	—	—	14,909	(6,378)
Revolver G	84 months	4,722	(1,076)	971	(692)
		$56,985	$(24,060)	$84,623	$(35,942)